Segment Geographical Information and Major Customers - Schedule of Revenues by Geographic Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenues by Geographic Region [Line Items]
Revenue by geographic region	$ 3,094	$ 3,064	$ 2,909
United States [Member]
Schedule of Revenues by Geographic Region [Line Items]
Revenue by geographic region	2,451	2,132	2,089
Israel [Member]
Schedule of Revenues by Geographic Region [Line Items]
Revenue by geographic region	32	41	66
Rest of the World [Member]
Schedule of Revenues by Geographic Region [Line Items]
Revenue by geographic region	$ 611	$ 891	$ 754